SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Supplementary Financial Statement Information Schedule Of General And Administrative Expense
Government institutions	$ 612	$ 1,337
Other	1	2
Other receivables	$ 613	$ 1,339